OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 2,688	$ 2,523
Derivative assets	495	170
Securities - FVTOCI	65	69
Restricted cash	556	584
Inventory	1,618	1,267
Accounts receivables - non-current	46	464
Other	167	140
Total other non-current assets	$ 5,635	$ 5,217